Acquisitions and Related Transactions Acquisitions (2013 Narrative) (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Jul. 31, 2014	Mar. 21, 2014	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Proceeds from the sale of other assets						$ 26	$ 62	$ 89
SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 463
Cash Acquired from Acquisition					$ 30
Regency [Member] | PVR Acquisition [Member]
Business Acquisition [Line Items]
Proceeds from divestiture of business		$ 1,800
Business Combination, Consideration Transferred		$ 5,700
Regency [Member] | Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 1,300
Regency [Member] | Common Units [Member] | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					31.4
Regency [Member] | Class F Units [Member] | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					6.3
New England Gas Company [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets			$ 40
Proceeds from divestiture of business			$ 20
Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets				$ 975